Wells Fargo Variable Trust
                     Registration Nos. 333-74283; 811-09255

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Wells Fargo Variable Trust (the "Trust") that the Prospectus and related Statement of Additional Information describing the Trust's Corporate Bond, Large Company Growth and Small Cap Funds that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectus and Statement of Additional
Information contained in Post-Effective Amendment No. 1 to the Company's Registration Statement on Form N-1A, the text of which was filed on June 3, 1999.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 16th day of June, 1999.


Witness:                                              Wells Fargo Variable Trust


By:       _______________________                    By:  ___________________
Name:     Mike Nolte                                 Richard H. Blank, Jr.
Title:    Assistant Secretary                        Chief Operating Officer,
                                                     Secretary and Treasurer